Prepayments (Details) - Schedule of prepayments - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Prepayments
Prepayment - subcontracting	$ 1,569,781	$ 4,420,242
Prepayment - fuel	212,047	277,666
Prepayment - insurance	92,630	102,188
Prepayment - parts and others	54,544	183,999
Prepayment - salaries	306,192	436,847
Prepayment - legal	222,556	52,996
Prepayment - telecommunication services expenses	544,306
Prepayment - car services	4,279,810
Prepayment - vehicles	57,995
Total prepayments	$ 7,339,861	$ 5,473,938